UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Akanthos Capital Management, LLC
Address: 21700 Oxnard Street, Suite 1520
         Woodland Hills, CA  91367-7584

13F File Number:  28-10430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Kao
Title:     Managing Member
Phone:     (818)456-5220

Signature, Place, and Date of Signing:

     /s/  Michael Kao     Woodland Hills, CA     May 14, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     7

Form13F Information Table Value Total:     $46,218 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   28-10433                      Akanthos Arbitrage Master Fund, L.P.

Information for which Akanthos Capital Management, LLC has requested confidential treatment has been omitted and filed separately with the commission.


                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
HILTON HOTELS CORP             NOTE  5.000% 5/1 432848AL3     4838  5000000 PRN      DEFINED 01            5000000        0        0
INCO LTD                       NOTE         3/2 453258AM7     1617  2500000 PRN      DEFINED 01            2500000        0        0
LENNAR CORP                    NOTE         4/0 526057AF1     3524  7500000          DEFINED 01            7500000        0        0
MEDIACOM COMMUNICATIONS CORP   NOTE  5.250% 7/0 58446KAA3     4650  5000000 PRN      DEFINED 01            5000000        0        0
PRIDE INTL INC                 SDCV         4/2 741932AB3     2450  5000000          DEFINED 01            5000000        0        0
TJX COS INC NEW                NOTE         2/1 872540AL3    11724 15000000 PRN      DEFINED 01           15000000        0        0
XEROX CORP                     SDCV  0.570% 4/2 984121BB8    17415 27000000          DEFINED 01           27000000        0        0